                                                                                                                                                                February 1, 2018

Dreyfus Institutional Liquidity Funds
-Dreyfus Treasury and Agency Liquidity Money Market Fund

Supplement to Current Statement of Additional Information

The fund is not currently being offered.

GRP1-SAISTK-0218